Reverse Recapitalization	3 Months Ended
Mar. 31, 2023
ReverseRecapitalization [Abstract]
Reverse Recapitalization
4.	Reverse Recapitalization
On February 10, 2023, Movella and Pathfinder consummated the transactions contemplated by the Business Combination Agreement. In connection with the Closing, each share of preferred stock of Legacy Movella was converted into common stock and, immediately thereafter, each share of common stock of Legacy Movella that was issued and outstanding immediately prior to the effective time of the Business Combination (other than excluded shares as contemplated by the Business Combination Agreement) was canceled and converted into the right to receive approximately 0.4887 shares (the “Exchange Ratio”) of New Movella common stock. At the Closing, each option to purchase Legacy Movella’s common stock, whether vested or unvested, was assumed and converted into an option to purchase a number of shares of New Movella common stock in the manner set forth in the Business Combination Agreement.
On November 14, 2022, Movella, Wilmington Savings Fund Society, FSB, as administrative agent and collateral agent, and Credit Partners II AIV, L.P. and FP Credit Partners Phoenix II AIV, L.P., as purchasers (the “FP VLN Purchasers”), entered into a Note Purchase Agreement (the “Note Purchase Agreement”) pursuant to which, (a) Movella issued and sold to the FP VLN Purchasers, and the FP VLN Purchasers purchased, the
Pre-Close
Notes and (b) subject to the fulfillment of certain conditions precedent (including the consummation of the Merger), Movella agreed to issue and sell to the FP VLN Purchasers, and the FP VLN Purchasers agreed to purchase, on the Closing Date, the Venture Linked Notes, in each case, for the consideration, as set forth in the Note Purchase Agreement.
In exchange for the entry into a Transaction Support Agreement for the FP Shares, pursuant to which the FP Credit Partners Phoenix II, L.P. and FP Credit Partners II, L.P (the “FP Purchasers”) agreed to, among other matters, refrain from redeeming the FP Shares (outside of certain circumstances), the Note Purchase Agreement provides that Movella issued and FP purchased notes evidencing the Venture Linked Notes, the deemed proceeds of which were used to, among other things, refinance the
Pre-Close
Notes in their entirety. Pursuant to the Venture Linked Notes, Movella Holdings has the right, subject to certain exceptions, to cause the FP Purchasers to sell all or a portion of the FP VLN Shares at any time at its sole discretion over the life of the Venture Linked Notes, and a percentage of the proceeds (which percentage is a function of when proceeds are generated, based on a predetermined schedule with a sliding scale) of any such sale shall be applied as a credit against the outstanding obligations under the Venture Linked Notes upon repayment of the Venture Linked Notes in full or a refinancing event. The Venture Linked Notes will mature five years after the Closing Date.
On December 5, 2022, the FP Purchasers commenced (within the meaning of Rule
14d-2
promulgated under the Exchange Act) a tender offer (the “Tender Offer”).

On the terms and subject to the conditions set forth in the Offer to Purchase and Letter of Transmittal, each dated as of December 5, 2022, the Tender Offer was due to expire at 11:59 p.m., Eastern Time, on January 4, 2023 (the “Expiration Time”). Prior to the Expiration Time, on January 4, 2023, the FP Purchasers irrevocably and unconditionally terminated the Tender Offer. As a result of this termination, no
Class A ordinary shares were purchased in the Tender Offer, all Class A ordinary shares previously tendered and not withdrawn were promptly returned to tendering holders, and FP purchased
7.5

million shares of New Movella Common Stock in a private placement (the “FP Private Placement”).
In connection with the Note Purchase Agreement, Pathfinder and the FP Purchasers entered into an agreement (the “Equity Grant Agreement”) that provides for the issuance of
1.0 million

shares of New Movella Common Stock by New Movella to the FP Purchasers on the Closing Date (the “Grant Shares”),
 subject to and conditioned upon the Merger occurring, and the full deemed funding of the Venture Linked Notes and the acquisition by the FP Purchasers or its affiliates of
7.5 million
 shares of New Movella Common Stock in the FP Private Placement (the “FP VLN Shares” and, together with the Grant Shares, the “FP Shares”).
As the issuance of the
1.0
 million shares under the Equity Grant Agreement was negotiated by Pathfinder concurrently with the Note Purchase Agreement and represents an obligation of Pathfinder as of the Closing, Pathfinder recognized the expense associated with the fair value of the issuance of these shares immediately prior to the consummation of the Merger. In connection with the Merger, New Movella assumed all issued and outstanding Pathfinder ordinary shares and converted the Pathfinder ordinary shares to shares of New Movella, as described further below.
The Company accounted for the Business Combination as a reverse recapitalization whereby Legacy Movella was determined as the accounting acquirer and Pathfinder as the accounting acquiree. Refer to Note 1.
Overview and Summary of Significant Accounting Policies
, for further details. Accordingly, the Business Combination was treated as the equivalent of Legacy Movella issuing stock for the net assets of Pathfinder, accompanied by a recapitalization. The net assets of Pathfinder are stated at historical cost, with no goodwill or other intangible assets recorded.
Upon the closing of the Transactions and the issuance of the Venture Linked Notes, the Company received total gross proceeds of $111.0 million, which consisted of $36.0 million from Pathfinder’s trust and $75.0 million from the Venture Linked Notes. Such gross proceeds were offset by $27.5 million of transaction costs, which principally consisted of advisory, legal and other professional fees, and were allocated to the fair value of the equity issued on the Closing Date, as detailed below, and the Venture Linked Notes and Pathfinder warrants on a relative fair value basis. The transaction costs allocated to the equity issued on the Closing Date were accounted for as a reduction in additional paid-in
capital, and the transaction costs allocated to the Venture Linked Notes and Pathfinder warrants were expensed immediately on the Closing Date. Debt repayments, inclusive of accrued but unpaid interest, of $25.6 million were paid in conjunction with the Closing, which consisted of a $25.6 million repayment of the
Pre-Close
Notes.
Upon the consummation of the Merger, New Movella adopted a single class stock structure pursuant to which the following events contemplated by the Business Combination Agreement occurred, based on Legacy Movella’s capitalization as of February 10, 2023:

•
All 56,361,224 issued and outstanding shares of Legacy Movella redeemable convertible preferred stock were converted into 56,438,820 shares of Legacy Movella common stock at the conversion rate as calculated pursuant to Legacy Movella’s certificate of incorporation;

•
All of the outstanding principal and accrued interest on the convertible notes of Legacy Movella were converted into 1,333,712 shares of Legacy Movella common stock at the conversion rate as calculated pursuant to the terms of each of the Legacy Movella convertible notes;

•
All 596,435 issued and outstanding warrants of Legacy Movella were net exercised in exchange for 546,056 shares of Legacy Movella common stock pursuant to the terms of the applicable warrant agreement;

•
All 71,077,736 issued and outstanding shares of Legacy Movella common stock (including 12,759,148 shares of Legacy Movella common stock,
56,438,820
shares of legacy Movella common stock resulting from the conversion of the Legacy Movella redeemable convertible preferred stock, 1,333,712 shares from the conversion of Legacy Movella convertible notes, and 546,056 shares from the net exercise of Legacy Movella warrants) were converted into 34,738,600 shares of New Movella common stock (including 6,235,917 shares of Legacy Movella common stock, 27,583,963 shares of legacy Movella common stock resulting from the conversion of the Legacy Movella redeemable convertible preferred stock, 651,840 shares from the conversion of Legacy Movella convertible notes, and 266,880 shares from the net exercise of Legacy Movella warrants) after giving effect to the Exchange Ratio of approximately 0.4887 as calculated in accordance with the Business Combination Agreement; and

•	All 11,637,195 granted and outstanding unexercised Legacy Movella options were converted into 5,687,048 New Movella options exercisable for shares of New Movella common stock with the same terms and vesting conditions except for the number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio of approximately 0.4887 as calculated in accordance with the Business Combination Agreement.

In connection with the Closing of the Merger:

•
All 3,354,708 issued and outstanding
non-redeemed
Pathfinder Class A ordinary shares were converted into 3,354,708 shares of New Movella common stock on a one-for-one
basis in accordance with the Business Combination Agreement. Pathfinder’s public shareholders holding 29,145,292 Pathfinder Class A ordinary shares elected to redeem their shares prior to the Closing;

•
Pathfinder Acquisition LLC, a Delaware limited liability company (the “Sponsor”) forfeited approximately 50.0 percent, or 4,025,000 shares of Pathfinder Class B ordinary shares held by the Sponsor (“Sponsor Shares”) at the Closing in accordance with the Sponsor Letter Agreement for no consideration. The remaining 4,100,000 issued and outstanding Pathfinder Class B ordinary shares were converted into 4,100,000 shares of New Movella common stock on a one-for-one
basis in accordance with the Business Combination Agreement;

•	All 7,500,000 issued and outstanding FP VLN Shares were converted into 7,500,000 shares of New Movella common stock;

•	All 1,000,000 issued and outstanding FP Shares issued in accordance with the Equity Grant Agreement to the FP Purchasers were converted into 1,000,000 shares of New Movella common stock;

•
All 4,250,000 issued and outstanding Pathfinder private placement warrants were converted into 4,250,000 New
Movella
warrants that each represent the right to acquire one share of New Movella common stock for $11.50; and

•
All 6,500,000 issued and outstanding Pathfinder public warrants were converted into 6,500,000 New Movella warrants that each represent the right to acquire one share of New Movella common stock for $11.50.